Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Contractual Obligations
Amount
2019	$ 547
2020	2,178
2021	2,172
2022	2,149
2023	2,080
2024 and thereafter	11,691

Total	$ 20,817